Property and Equipment	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 7:-	PROPERTY AND EQUIPMENT

	December 31,
	2017	2018
Cost:

Leasehold improvements	$918	$981
Computers and peripheral equipment	14,842	15,221
Office furniture and equipment	3,778	3,774
Motor vehicles	1,237	1,217
Software	3,094	3,084

	23,869	24,277
Accumulated depreciation:

Leasehold improvements	429	470
Computers and peripheral equipment	14,194	14,528
Office furniture and equipment	2,471	2,699
Motor vehicles	447	564
Software	2,860	2,944

	20,401	21,205

Depreciated cost	$3,468	$3,072

Depreciation expenses amounted to $ 893, $ 1,046 and $ 1,175 for the years ended December 31, 2016, 2017 and 2018, respectively.